Consolidated Statements of Cash Flows	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (5,262,566)	$ (40,947,492)	$ 7,461,446	$ 6,561,051
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Allowance for (reversal of) expected credit losses	(221)	(1,716)	55,341
Allowance for inventory obsolescence	6,629	51,579
Defined benefit cost	1,149	8,938	(33,206)	52,769
Depreciation of plant and equipment	36,168	281,419	300,575	177,715
Non-cash lease expense	483,294	3,760,461	3,687,878	390,444
Share-based compensation	5,600,000	43,900,000
Change in operating assets and liabilities:
Accounts receivable	(2,264,108)	(17,616,796)	367,944	(6,561,050)
Inventories	107	833	(103,991)
Deposits and other receivables	(29,034)	(225,910)	(11,124)	(108,436)
Prepayments	(705,339)	(5,488,176)	603,110	(1,021,330)
Accounts payable	1,599,472	12,445,333	(8,254,989)	3,415,642
Bills payable			(730,353)	730,353
Customer deposits	(52,776)	(410,642)	(362,180)	(1,012,555)
Accrued liabilities and other payables	(92,805)	(722,111)	1,430,093	406,075
Amounts due from related parties			406,566	(3,403,178)
Lease liabilities	(509,422)	(3,963,760)	(3,446,780)	(140,000)
Income tax payable	(192,366)	(1,496,781)	1,563,477	1,012,496
Net cash provided by (used in) operating activities	(1,300,000)	(10,400,000)	2,933,807	499,996
Cash flows from investing activities:
Purchase of plant and equipment	(1,851)	(14,400)	(50,133)	(855,588)
Net cash used in investing activities	(1,851)	(14,400)	(50,133)	(855,588)
Cash flows from financing activities:
Dividends paid			(2,690,000)
Payment of offering costs	(1,729,388)	(13,456,197)	(3,719,760)
Proceeds from share subscription	19,371	150,720
Proceeds from initial public offerings	7,017,183	54,600,000
Advance to a shareholder	(652,700)	(5,078,600)		(3,000,000)
Repayment from a shareholder	190,466	1,482,000	3,596,600
Net cash (used in) provided by financing activities	4,844,932	37,697,923	(2,813,160)	(3,000,000)
Net change in cash and cash equivalent	3,508,926	27,302,602	70,514	(3,355,592)
BEGINNING OF YEAR	1,647,701	12,820,596	12,750,082	16,105,674
END OF YEAR	5,156,627	40,123,198	12,820,596	12,750,082
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	350,356	2,726,084
Cash paid for interest	1,869	14,540	14,519
Non-cash investing and financing activities:
Special dividends to the shareholder offset against amount due from the shareholder				$ 3,000,000